Other Current Assets (Tables)	12 Months Ended
Dec. 31, 2025
Miscellaneous current assets [abstract]
Disclosure of other current assets	The composition of other current assets is shown below:

	December 31	December 31

(in thousands)	2025	2024

Prepaid expenses	$2,528	$3,230

Other	1,325	467

Total other current assets	$3,853	$3,697